UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset California Municipals Fund
Class A [SHRCX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset California Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Western Asset California Municipals Fund returned 4.65%. The Fund compares its performance to the  Bloomberg California Municipal Bond Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Overweight the industrial revenue sector
↑	Issue selection within power

Top detractors from performance:
↓	Underweight state general obligation securities
↓	Issue selection within leasing
↓	Issue selection within housing
Western Asset California Municipals Fund	PAGE 1	7044-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,573 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.65	1.12	1.98
Class A (with sales charge)	0.72	0.25	1.53
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg California Municipal Bond Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$199,181,286
Total Number of Portfolio Holdings	90
Total Management Fee Paid	$823,444
Portfolio Turnover Rate	6%
Western Asset California Municipals Fund	PAGE 2	7044-ATSR-0426

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset California Municipals Fund	PAGE 3	7044-ATSR-0426

Western Asset California Municipals Fund
Class C [SCACX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset California Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$147	1.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Western Asset California Municipals Fund returned 4.16%. The Fund compares its performance to the  Bloomberg California Municipal Bond Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Overweight the industrial revenue sector
↑	Issue selection within power

Top detractors from performance:
↓	Underweight state general obligation securities
↓	Issue selection within leasing
↓	Issue selection within housing
Western Asset California Municipals Fund	PAGE 1	7478-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	4.16	0.58	1.43
Class C (with sales charge)	3.16	0.58	1.43
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg California Municipal Bond Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$199,181,286
Total Number of Portfolio Holdings	90
Total Management Fee Paid	$823,444
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset California Municipals Fund	PAGE 2	7478-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset California Municipals Fund	PAGE 3	7478-ATSR-0426

Western Asset California Municipals Fund
Class I [LMCUX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset California Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$72	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class I shares of Western Asset California Municipals Fund returned 4.93%. The Fund compares its performance to the  Bloomberg California Municipal Bond Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Overweight the industrial revenue sector
↑	Issue selection within power

Top detractors from performance:
↓	Underweight state general obligation securities
↓	Issue selection within leasing
↓	Issue selection within housing
Western Asset California Municipals Fund	PAGE 1	7463-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class I	4.93	1.31	2.15
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg California Municipal Bond Index	4.98	1.45	2.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$199,181,286
Total Number of Portfolio Holdings	90
Total Management Fee Paid	$823,444
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset California Municipals Fund	PAGE 2	7463-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset California Municipals Fund	PAGE 3	7463-ATSR-0426

Western Asset California Municipals Fund
Class IS [SHRSX]	Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset California Municipals Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$69	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class IS shares of Western Asset California Municipals Fund returned 4.97%. The Fund compares its performance to the  Bloomberg California Municipal Bond Index, which returned 4.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Overweight the industrial revenue sector
↑	Issue selection within power

Top detractors from performance:
↓	Underweight state general obligation securities
↓	Issue selection within leasing
↓	Issue selection within housing
Western Asset California Municipals Fund	PAGE 1	7274-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 8/9/2019 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	Since Inception (8/9/2019)
Class IS	4.97	1.36	1.57
Bloomberg Municipal Bond Index	4.96	1.44	1.80
Bloomberg California Municipal Bond Index	4.98	1.45	1.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$199,181,286
Total Number of Portfolio Holdings	90
Total Management Fee Paid	$823,444
Portfolio Turnover Rate	6%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset California Municipals Fund	PAGE 2	7274-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset California Municipals Fund	PAGE 3	7274-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $162,276 in February 28, 2025 and $163,899 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $29,250 in February 28, 2025 and $29,250 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in February 28, 2025 and $344,935 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
California Municipals Fund
Financial Statements and Other Important Information
Annual  | February 28, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
February 28, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.3%
Education — 8.5%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$511,957
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	608,073
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	2,000,000	2,075,883
California State MFA Revenue, CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bonds, Series 2021, BAM	4.000%	5/15/46	2,000,000	1,924,246
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/42	1,000,000	1,037,967 (a)
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/52	2,000,000	1,962,591 (a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,650,221 (a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,752,873 (a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	984,027 (a)
California State University Revenue, Systemwide, Series C	4.000%	11/1/45	2,000,000	2,011,164
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,338,507 (a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,004,317 (a)
Total Education				16,861,826
Health Care — 8.9%
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A, Refunding	4.000%	4/1/44	2,000,000	1,961,918
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,508,982
Stanford Health Care, Series A, Refunding	4.000%	8/15/50	4,000,000	3,841,440
California State MFA Revenue:
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.625%	1/1/32	500,000	499,105 (a)
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.875%	1/1/42	1,500,000	1,494,799 (a)
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	$750,000	$750,478
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	968,146
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/46	500,000	475,247 (a)
California Statewide CDA Revenue:
Front Porch Communities & Services, Refunding	5.000%	4/1/47	1,300,000	1,304,068
John Muir Health, Series A, Refunding	5.000%	12/1/49	3,750,000	3,944,580
Total Health Care				17,748,763
Housing — 0.9%
California State MFA Revenue, Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/54	1,800,000	1,836,658
Industrial Revenue — 33.1%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	3,900,000	4,181,795 (b)(c)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,750,000	3,839,969 (b)(c)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,326,361 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,900,000	3,084,993 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	6,515,000	6,772,255 (b)(c)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	1,500,000	1,623,098 (b)(c)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	3,831,130
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,019,803 (d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,513,602 (a)(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	2,900,000	2,888,605
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,713,913
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	6,101,390
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Annual Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	$7,350,000	$7,923,061 (b)(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,052,112 (d)
Southern California Public Power Authority, Natural Gas Revenue, Project No 1, Series A	5.000%	11/1/33	4,805,000	5,444,045
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 2, Series B	5.000%	6/1/48	2,620,000	2,618,055
Total Industrial Revenue				65,934,187
Leasing — 6.0%
California State Public Works Board:
Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	1,005,248
Various Capital Projects, Series C	5.000%	11/1/50	5,000,000	5,378,280
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	2,005,000	2,118,530
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,082,851
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Projects, Series A	5.250%	6/1/46	1,250,000	1,329,389
Total Leasing				11,914,298
Local General Obligation — 1.4%
Folsom Cordova, CA, USD, School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/38	1,410,000	1,685,309
Gilroy, CA, USD, GO, Series 2021	4.000%	8/1/44	1,000,000	1,002,497
Total Local General Obligation				2,687,806
Other — 2.0%
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,000,000	4,067,390 (d)
Power — 5.2%
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	5,000,000	5,099,700
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M, Refunding	5.000%	11/15/54	5,000,000	5,319,501
Total Power				10,419,201
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — 4.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$329,000	$315,941
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	1,028,772
Restructured, Series A-1	4.550%	7/1/40	110,000	110,737
Restructured, Series A-1	4.750%	7/1/53	1,030,000	1,004,376
Restructured, Series A-1	5.000%	7/1/58	420,000	412,242
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,192,461
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.750%	9/1/52	600,000	623,375
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	750,000	795,946
Community Facilities District No 2023-1	4.500%	9/1/44	650,000	645,206
Community Facilities District No 2023-1	5.000%	9/1/48	1,650,000	1,665,209
Community Facilities District No 2023-1	5.625%	9/1/53	1,600,000	1,661,722
Total Special Tax Obligation				9,455,987
State General Obligation — 1.0%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	19,701
Restructured, Series A-1	5.625%	7/1/27	22,818	23,353
Restructured, Series A-1	5.625%	7/1/29	22,448	23,987
Restructured, Series A-1	5.750%	7/1/31	21,803	24,228
Restructured, Series A-1	4.000%	7/1/33	20,675	21,175
Restructured, Series A-1	4.000%	7/1/35	408,584	415,597
Restructured, Series A-1	4.000%	7/1/37	1,225,000	1,227,531
Restructured, Series A-1	4.000%	7/1/41	196,686	190,898
Restructured, Series A-1	4.000%	7/1/46	22,553	20,362
Subseries CW	0.000%	11/1/43	79,433	54,312 (c)
Total State General Obligation				2,021,144
Transportation — 18.1%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series C, AG	5.000%	10/1/52	2,750,000	2,854,962
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A	4.000%	1/15/46	1,000,000	982,227
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,066,994 (d)
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Annual Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	$3,300,000	$3,534,056 (d)
Los Angeles, CA, Harbor Department Revenue:
Series A-1, Refunding	5.000%	8/1/34	2,000,000	2,350,330 (d)
Series A-1, Refunding	5.000%	8/1/35	2,000,000	2,318,317 (d)
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	5,250,000	5,417,621 (d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,900,000	3,188,146 (d)
Series D, Unrefunded	5.000%	5/1/48	3,000,000	3,034,968 (d)
Series E, Refunding	5.000%	5/1/35	4,750,000	5,067,890 (d)
Stockton, CA, Public Financing Authority Revenue, Refunding	5.000%	3/1/47	3,250,000	3,173,281
Total Transportation				35,988,792
Water & Sewer — 5.5%
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bonds, Series A, BAM	4.000%	12/1/45	3,000,000	2,986,893
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,152,578 (a)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Series C, Refunding	4.000%	11/1/41	1,500,000	1,578,469
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,133,664
Series 2018	5.000%	8/1/48	2,000,000	2,060,092
Total Water & Sewer				10,911,696

Total Municipal Bonds (Cost — $185,415,259)				189,847,748
Municipal Bonds Deposited in Tender Option Bond Trust(e) — 7.8%
Leasing — 7.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Series H (Cost — $15,834,400)	5.000%	12/1/49	14,500,000	15,583,763

Total Investments before Short-Term Investments (Cost — $201,249,659)				205,431,511
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 0.8%
Municipal Bonds — 0.8%
Education — 0.6%
California State, GO, Series C-1, LOC - TD Bank N.A.	1.000%	5/1/33	$140,000	$140,000 (f)(g)
Regents of the University of California, CA, General Revenue, Series AL-2, Refunding	0.400%	5/15/48	1,100,000	1,100,000 (f)(g)
Total Education				1,240,000
Transportation — 0.2%
San Francisco, CA, City & County Airport Commission of International Airport Revenue, Second Series B, LOC - Barclays Bank PLC	1.150%	5/1/58	400,000	400,000 (f)(g)

Total Short-Term Investments (Cost — $1,640,000)				1,640,000
Total Investments — 103.9% (Cost — $202,889,659)				207,071,511
TOB Floating Rate Notes — (4.8)%				(9,665,000)
Other Assets in Excess of Other Liabilities — 0.9%				1,774,775
Total Net Assets — 100.0%				$199,181,286

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(f)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Annual Report

 Western Asset California Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
GO	—	General Obligation
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
USD	—	Unified School District
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Annual Report

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments, at value (Cost — $202,889,659)	$207,071,511
Cash	46,920
Interest receivable	2,240,651
Receivable for Fund shares sold	26,029
Prepaid expenses	25,915
Total Assets	209,411,026
Liabilities:
TOB Floating Rate Notes (Note 1)	9,665,000
Payable for Fund shares repurchased	215,124
Interest and commitment fees payable	70,027
Investment management fee payable	64,919
Distributions payable	46,310
Service and/or distribution fees payable	19,574
Trustees’ fees payable	2
Accrued expenses	148,784
Total Liabilities	10,229,740
Total Net Assets	$199,181,286
Net Assets:
Par value (Note 7)	$139
Paid-in capital in excess of par value	205,373,856
Total distributable earnings (loss)	(6,192,709)
Total Net Assets	$199,181,286
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Annual Report

Net Assets:
Class A	$162,686,996
Class C	$1,855,887
Class I	$30,424,060
Class IS	$4,214,343
Shares Outstanding:
Class A	11,376,388
Class C	130,155
Class I	2,127,815
Class IS	295,032
Net Asset Value:
Class A (and redemption price)	$14.30
Class C*	$14.26
Class I (and redemption price)	$14.30
Class IS (and redemption price)	$14.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$14.86

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Annual Report

Statement of Operations
For the Year Ended February 28, 2026

Investment Income:
Interest	$8,583,637
Expenses:
Investment management fee (Note 2)	924,694
Interest expense (Note 1)	304,034
Service and/or distribution fees (Notes 2 and 5)	267,624
Transfer agent fees (Notes 2 and 5)	176,741
Fund accounting fees	68,392
Registration fees	67,001
Audit and tax fees	38,960
Legal fees	15,217
Shareholder reports	14,950
Trustees’ fees	5,665
Insurance	1,441
Commitment fees (Note 8)	1,413
Custody fees	640
Miscellaneous expenses	11,142
Total Expenses	1,897,914
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(101,250)
Net Expenses	1,796,664
Net Investment Income	6,786,973
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,056,468)
Futures contracts	216,133
Net Realized Loss	(840,335)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	3,252,909
Futures contracts	(198,484)
Change in Net Unrealized Appreciation (Depreciation)	3,054,425
Net Gain on Investments and Futures Contracts	2,214,090
Increase in Net Assets From Operations	$9,001,063
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended February 28,	2026	2025
Operations:
Net investment income	$6,786,973	$7,166,982
Net realized loss	(840,335)	(1,246,425)
Change in net unrealized appreciation (depreciation)	3,054,425	1,772,827
Increase in Net Assets From Operations	9,001,063	7,693,384
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,629,422)	(7,072,373)
Decrease in Net Assets From Distributions to Shareholders	(6,629,422)	(7,072,373)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	23,358,998	21,767,678
Reinvestment of distributions	6,062,527	6,742,826
Cost of shares repurchased	(54,248,649)	(53,494,773)
Decrease in Net Assets From Fund Share Transactions	(24,827,124)	(24,984,269)
Decrease in Net Assets	(22,455,483)	(24,363,258)
Net Assets:
Beginning of year	221,636,769	246,000,027
End of year	$199,181,286	$221,636,769
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$14.10	$14.06	$13.81	$15.20	$15.76
Income (loss) from operations:
Net investment income	0.45	0.43	0.40	0.36	0.36
Net realized and unrealized gain (loss)	0.19	0.03	0.25	(1.36)	(0.38)
Total income (loss) from operations	0.64	0.46	0.65	(1.00)	(0.02)
Less distributions from:
Net investment income	(0.44)	(0.42)	(0.40)	(0.36)	(0.35)
Net realized gains	—	—	—	(0.03)	(0.19)
Total distributions	(0.44)	(0.42)	(0.40)	(0.39)	(0.54)
Net asset value, end of year	$14.30	$14.10	$14.06	$13.81	$15.20
Total return[3]	4.65%	3.39%	4.81%	(6.57)%	(0.19)%
Net assets, end of year (millions)	$163	$184	$204	$241	$290
Ratios to average net assets:
Gross expenses	0.94%	0.85%	0.75%	0.77%	0.77%
Net expenses[4]	0.90	0.82	0.74	0.76	0.76
Net investment income	3.27	3.04	2.93	2.59	2.25
Portfolio turnover rate	6%	27%	4%	21%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$14.06	$14.02	$13.77	$15.15	$15.72
Income (loss) from operations:
Net investment income	0.38	0.35	0.33	0.29	0.27
Net realized and unrealized gain (loss)	0.19	0.03	0.25	(1.36)	(0.38)
Total income (loss) from operations	0.57	0.38	0.58	(1.07)	(0.11)
Less distributions from:
Net investment income	(0.37)	(0.34)	(0.33)	(0.28)	(0.27)
Net realized gains	—	—	—	(0.03)	(0.19)
Total distributions	(0.37)	(0.34)	(0.33)	(0.31)	(0.46)
Net asset value, end of year	$14.26	$14.06	$14.02	$13.77	$15.15
Total return[3]	4.16%	2.78%	4.26%	(7.02)%	(0.81)%
Net assets, end of year (000s)	$1,856	$2,494	$3,626	$7,378	$11,708
Ratios to average net assets:
Gross expenses	1.48%	1.38%	1.28%	1.31%	1.31%
Net expenses[4]	1.44	1.35	1.27	1.29	1.31
Net investment income	2.73	2.50	2.38	2.04	1.70
Portfolio turnover rate	6%	27%	4%	21%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$14.10	$14.06	$13.81	$15.20	$15.76
Income (loss) from operations:
Net investment income	0.48	0.45	0.43	0.39	0.38
Net realized and unrealized gain (loss)	0.19	0.04	0.25	(1.37)	(0.37)
Total income (loss) from operations	0.67	0.49	0.68	(0.98)	0.01
Less distributions from:
Net investment income	(0.47)	(0.45)	(0.43)	(0.38)	(0.38)
Net realized gains	—	—	—	(0.03)	(0.19)
Total distributions	(0.47)	(0.45)	(0.43)	(0.41)	(0.57)
Net asset value, end of year	$14.30	$14.10	$14.06	$13.81	$15.20
Total return[3]	4.93%	3.53%	5.01%	(6.41)%	(0.03)%
Net assets, end of year (000s)	$30,424	$30,413	$34,358	$43,979	$72,278
Ratios to average net assets:
Gross expenses	0.80%	0.71%	0.61%	0.63%	0.63%
Net expenses[4,5]	0.70	0.62	0.55	0.59	0.60
Net investment income	3.48	3.23	3.11	2.74	2.41
Portfolio turnover rate	6%	27%	4%	21%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. Prior to December 1, 2022, the expense limitation was 0.60%.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset California Municipals Fund 2026 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2026	2025	2024[2]	2023	2022
Net asset value, beginning of year	$14.09	$14.04	$13.79	$15.17	$15.76
Income (loss) from operations:
Net investment income	0.49	0.46	0.45	0.40	0.39
Net realized and unrealized gain (loss)	0.18	0.04	0.23	(1.36)	(0.39)
Total income (loss) from operations	0.67	0.50	0.68	(0.96)	—
Less distributions from:
Net investment income	(0.48)	(0.45)	(0.43)	(0.39)	(0.40)
Net realized gains	—	—	—	(0.03)	(0.19)
Total distributions	(0.48)	(0.45)	(0.43)	(0.42)	(0.59)
Net asset value, end of year	$14.28	$14.09	$14.04	$13.79	$15.17
Total return[3]	4.97%	3.63%	5.04%	(6.31)%	(0.07)%
Net assets, end of year (000s)	$4,214	$4,560	$3,519	$158	$68
Ratios to average net assets:
Gross expenses	0.71%	0.62%	0.54%	0.59%	0.59%
Net expenses[4,5]	0.67	0.59	0.52	0.54	0.55
Net investment income	3.51	3.28	3.23	2.84	2.46
Portfolio turnover rate	6%	27%	4%	21%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.52%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. Prior to December 1, 2022, the expense limitation was
0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset California Municipals Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s

Western Asset California Municipals Fund 2026 Annual Report

manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset California Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$189,847,748	—	$189,847,748
Municipal Bonds Deposited in Tender Option Bond Trust	—	15,583,763	—	15,583,763
Total Long-Term Investments	—	205,431,511	—	205,431,511
Short-Term Investments†	—	1,640,000	—	1,640,000
Total Investments	—	$207,071,511	—	$207,071,511

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended February 28, 2026, the average daily

Western Asset California Municipals Fund 2026 Annual Report

amount of floating rate notes outstanding was $9,665,000 and weighted average interest rate was 3.09%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual
Western Asset California Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of February 28, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund

Western Asset California Municipals Fund 2026 Annual Report

intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
Western Asset California Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.55% and 0.52%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of the total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $101,250.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at February 28, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires February 28, 2027	$63,982	$967	$27,211	$1,287
Expires February 29, 2028	66,623	821	32,024	1,782
Total fee waivers/expense reimbursements subject to recapture	$130,605	$1,788	$59,235	$3,069
For the year ended February 28, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed

Western Asset California Municipals Fund 2026 Annual Report

percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended February 28, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,983 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended February 28, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$4,622
CDSCs	305
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 28, 2026, such purchase and sale transactions (excluding accrued interest) were $15,200,000 and $18,860,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the year ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$13,216,338
Sales	41,251,932
Western Asset California Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
At February 28, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$191,923,036	$8,581,808	$(3,098,333)	$5,483,475

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
At February 28, 2026, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended February 28, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$216,133

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(198,484)
During the year ended February 28, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$1,137,115

*	Based on the average of the market values at each month-end during the period.
†	At February 28, 2026, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset California Municipals Fund 2026 Annual Report

For the year ended February 28, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$253,073	$146,037
Class C	14,551	1,529
Class I	—	29,140
Class IS	—	35
Total	$267,624	$176,741
For the year ended February 28, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$66,623
Class C	821
Class I	32,024
Class IS	1,782
Total	$101,250
6. Distributions to shareholders by class

	Year Ended February 28, 2026	Year Ended February 28, 2025
Net Investment Income:
Class A	$5,391,255	$5,855,557
Class C	55,221	72,591
Class I	1,031,029	1,018,952
Class IS	151,917	125,273
Total	$6,629,422	$7,072,373
7. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset California Municipals Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
Transactions in shares of each class were as follows:

	Year Ended February 28, 2026		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	757,491	$10,532,139	1,117,970	$15,719,472
Shares issued on reinvestment	370,333	5,132,683	399,869	5,618,508
Shares repurchased	(2,810,966)	(39,001,966)	(3,004,231)	(42,174,429)
Net decrease	(1,683,142)	$(23,337,144)	(1,486,392)	$(20,836,449)
Class C
Shares sold	7,505	$103,731	19,779	$277,325
Shares issued on reinvestment	3,955	54,609	5,067	70,938
Shares repurchased	(58,664)	(807,953)	(106,129)	(1,489,932)
Net decrease	(47,204)	$(649,613)	(81,283)	$(1,141,669)
Class I
Shares sold	914,533	$12,465,802	298,283	$4,187,142
Shares issued on reinvestment	52,225	723,318	66,062	928,107
Shares repurchased	(995,838)	(13,627,204)	(651,483)	(9,140,453)
Net decrease	(29,080)	$(438,084)	(287,138)	$(4,025,204)
Class IS
Shares sold	18,606	$257,326	113,265	$1,583,739
Shares issued on reinvestment	10,972	151,917	8,925	125,273
Shares repurchased	(58,263)	(811,526)	(49,059)	(689,959)
Net increase (decrease)	(28,685)	$(402,283)	73,131	$1,019,053
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 28, 2026.

Western Asset California Municipals Fund 2026 Annual Report

9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended February 28, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$6,629,139	$7,066,713
Ordinary income	283	5,660
Total distributions paid	$6,629,422	$7,072,373
As of February 28, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$617,275
Deferred capital losses*	(12,247,149)
Other book/tax temporary differences(a)	(46,310)
Unrealized appreciation (depreciation)(b)	5,483,475
Total distributable earnings (loss) — net	$(6,192,709)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to current year dividend payable.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales; difference between book and tax accretion methods for market discount on fixed income securities.

10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset California Municipals Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset California Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset California Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset California Municipals Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$6,629,139
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$2,667
Section 163(j) Interest Earned	§163(j)	$91,270
Interest Earned from Federal Obligations	Note (1)	$39
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset California Municipals Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset California Municipals Fund

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Western Asset
California Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset California Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset California Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset California Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90014-AFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 23, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 23, 2026